SoFi Smart Energy ETF

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited)

	Shares	Value
Common Stocks - 99.7%
Auto Manufacturers - 5.2%
BYD Co. Ltd. - H Shares	1,560	$47,110
Proterra, Inc. (1)	10,188	10,901
Tesla, Inc. (1)(2)	285	58,120
		116,131
Commercial Services - 2.7%
Quanta Services, Inc. (2)	339	60,200

Distribution & Wholesale - 1.9%
Resideo Technologies, Inc. (1)	2,690	43,121

Electric - 3.0%
Altus Power, Inc. - Class A (1)(2)	6,548	31,103
Ameresco, Inc. - Class A (1)	804	34,636
		65,739
Electrical Components & Equipment - 14.8%
Blink Charging Co. (1)(2)	3,702	24,914
ChargePoint Holdings, Inc. - Class A (1)(2)	4,146	40,092
EnerSys (2)	613	59,626
Nexans SA	479	36,768
Prysmian SpA	1,258	46,498
Schneider Electric SE	316	54,353
SMA Solar Technology AG	599	64,179
		326,430
Electronics - 13.3%
ABB Ltd.	1,522	55,376
Advanced Energy Industries, Inc.	528	51,823
Itron, Inc. (1)	880	59,602
Smart Metering Systems PLC	4,792	46,801
Trimble, Inc. (1)	858	40,043
Vicor Corp. (1)	738	40,848
		294,493
Energy - Alternate Sources - 26.6% (3)
Ballard Power Systems, Inc. (1)	7,692	32,198
Canadian Solar, Inc. (1)	1,230	51,414
Enphase Energy, Inc. (1)	228	39,645
Fluence Energy, Inc. - Class A (1)	2,119	52,551
FuelCell Energy, Inc. (1)	13,384	28,374
ITM Power PLC (1)	40,639	34,875
Landis+Gyr Group AG	692	60,937
Meyer Burger Technology AG (1)	74,377	46,702
Plug Power, Inc. (1)(2)	2,922	24,311
SolarEdge Technologies, Inc. (1)	158	45,003
Stem, Inc. (1)(2)	4,958	27,368
Sunnova Energy International, Inc. (1)(2)	2,574	45,457
SunPower Corp. (1)	2,886	30,591
Sunrun, Inc. (1)	1,890	33,340
Xinyi Solar Holdings Ltd.	38,352	37,871
		590,637
Engineering & Construction - 4.7%
Alfen N.V. (1)	545	38,801
MYR Group, Inc. (1)	522	66,555
		105,356
Hand & Machine Tools - 2.2%
Meidensha Corp.	3,594	47,769

Industrial Other - 2.0%
Nibe Industries AB - B Shares (1)	4,758	45,269

Leisure Time - 1.4%
Gogoro, Inc. (1)	10,652	31,317

Machinery - Construction & Mining - 4.6%
Bloom Energy Corp. - Class A (1)(2)	2,034	27,906
Tritium DCFC Ltd. (1)(2)	38,551	44,719
Wallbox NV - Class A (1)(2)	9,325	30,027
		102,652
Metal Fabricate & Hardware - 1.9%
Valmont Industries, Inc.	157	41,176

Miscellaneous Manufacturers - 7.2%
Alstom SA (1)	1,732	47,528
Eaton Corp PLC	318	55,936
Siemens AG	340	55,582
		159,046
Retail - 1.3%
EVgo, Inc. - Class A (1)	7,455	29,522

Semiconductors - 6.9%
Analog Devices, Inc. (2)	295	52,419
Infineon Technologies AG	1,417	52,465
NXP Semiconductors NV	268	47,999
		152,883
Total Common Stocks
(Cost $2,928,803)		2,211,741

Short-Term Investments - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund, Class X, 4.970% (4)	7,205	7,205
Total Short-Term Investments
(Cost $7,205)		7,205

Investments Purchased with Proceeds from Securities Lending - 22.7%
Mount Vernon Liquid Assets Portfolio LLC, 5.290% (4)	504,999	504,999
Total Investments Purchased with Proceeds from Securities Lending
(Cost $504,999)		504,999

Total Investments in Securities - 122.7%
(Cost $3,441,007)		2,723,945
Liabilities in Excess of Other Assets - (22.7)%		(503,198)
Total Net Assets - 100.0%		$2,220,747

(1)	Non-income producing security.
(2)
This security or a portion of this security was out on loan as of May 31, 2023. Total loaned securities had a value of $477,722 or 21.5% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	Despite a concentration greater than 25% of total assets, the Fund is in compliance as the index the Fund tracks will at times invest in greater than 25% of an industry
(4)	The rate shown is the annualized seven-day effective yield as of May 31, 2023.

Summary of Fair Value Exposure at May 31, 2023 (Unaudited)

The SoFi Smart Energy ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2023:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$2,211,741	$–	$–	$2,211,741
Short-Term Investments	–	7,205	–	–	7,205
Investments Purchased With Collateral From Securities Lending (2)	504,999	–	–	–	504,999
Total Investments in Securities	$504,999	$2,218,946	$–	$–	$2,723,945

(1) See Schedule of Investments for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.